Leases - Narrative (FY) (Details) $ in Thousands	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2022 lease	Dec. 30, 2021 lease	Jan. 31, 2021 USD ($)
Leases [Abstract]
Obligation owed under lease agreement | $	$ 5,722	$ 6,907			$ 10,500
Number of leases modified				2
Lessee, operating lease, number of leases expired			1
Operating lease, weighted-average remaining lease term	3 years 4 months 24 days	4 years 2 months 12 days
Operating lease, weighted-average discount rate	5.60%	5.60%